NOTES AND CONVERTIBLE NOTES PAYABLE - Summary of Junior Notes and Junior Note Warrants Sold to Related Parties (Details) - USD ($)		Dec. 31, 2024		Dec. 31, 2023
Debt Conversion [Line Items]
Principal Amount of Notes		$ 1,862,211		$ 2,420,000
David Seldin [Member]
Debt Conversion [Line Items]
Principal Amount of Notes	[1]	762,211		1,100,000
Eunomia, LP [Member]
Debt Conversion [Line Items]
Principal Amount of Notes	[2]	$ 1,100,000	[3]	1,100,000
CST Global LLC [Member]
Debt Conversion [Line Items]
Principal Amount of Notes	[4]			$ 220,000

[1]	David Seldin was a member of the Legacy Nuburu board of directors and at the time of the issuance was the sole manager of Anzu Nuburu LLC, Anzu Nuburu II LLC, Anzu Nuburu III LLC and Anzu Nuburu V LLC (the "Anzu SPVs"), which at that time owned more than 5% of Legacy Nuburu’s capital stock.
[2]	Ron Nicol, manager of Eunomia, LP, is the Executive Chairman of the Company’s board of directors.
[3]	Ron Nicol, manager of Eunomia, LP, was the Executive Chairman of the Company’s board of directors through January 2025.
[4]	David Michael, an affiliate of CST Global LLC, was a member of the Legacy Nuburu board of directors.